Profit (Loss) for the Year (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Profit (Loss) for the Year

	2017	2018	2019	2019
	RMB’000	RMB’000	RMB’000	US$’000
Profit (loss) for the year has been arrived at after charging:
Directors and key management’s remuneration:
- Salary	4,863	4,654	5,023	722
- Retirement benefit scheme contributions	50	50	57	8
- Share-based payments	—	—	—	—

Total directors and key management’s r emuneration	4,913	4,704	5,080	730
Other staff costs	239,372	239,726	225,921	32,452
Retirement benefit scheme contributions, excluding those of directors and key management	30,248	29,973	31,805	4,568

Total staff costs	274,533	274,403	262,806	37,750

Cost of inventories recognized as an expense included in:
- Cost of sales	2,449,399	2,779,768	2,265,418	325,407
- Sales of scrap materials	402,237	448,773	392,195	56,335
- Research and development expense	38,616	33,601	38,786	5,571

Total cost of inventories recognized as an expense	2,890,252	3,262,142	2,696,399	387,313

Amortization of prepaid lease payments	9,425	9,425	—	—
Depreciation of property, plant and equipment	147,959	146,075	136,572	19,617
Depreciation of right-of-use assets	—	—	9,425	1,354
Loss on disposal of property, plant and equipment	31	18,512	574	83